Janus Henderson Global Allocation Fund - Conservative Performance Management - Class D Shares [Member] - Janus Henderson Global Allocation Fund - Conservative	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart depicts the change in performance from year to year during the periods indicated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
Performance Additional Market Index [Text]	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
Bar Chart [Heading]	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	Best Quarter:2nd Quarter 20209.69%Worst Quarter:2nd Quarter 2022-11.31%Class D Shares’ year-to-date return as of the calendar quarter endedSeptember 30, 2026was3.44%.
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/25)
Performance Table Narrative	Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund. The Fund’s additional benchmark indices are the Global Conservative Allocation Index (Hedged) and the Global Conservative Allocation Index (Unhedged). The indices are described below.•The Bloomberg Global Aggregate Bond Index (Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets. The Bloomberg Global Aggregate Bond Index (Hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure to USD.•The Global Conservative Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (Hedged) (60%) and the MSCI All Country World Indexsm (Unhedged) (40%). •The Global Conservative Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Bloomberg Global Aggregate Bond Index (Unhedged) (60%) and the MSCI All Country World Index (Unhedged) (40%).•The Bloomberg Global Aggregate Bond Index (Unhedged) is a broad-based measure of the global investment grade fixed-rate debt markets.After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Market Index Changed	Effective January 1, 2026, the Fund changed its broad-based benchmark index from the Bloomberg Global Aggregate Bond Index (Unhedged) to the Bloomberg Global Aggregate Bond Index (Hedged) as it has investment characteristics similar to the Fund.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Closing [Text Block]	Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Performance Availability Website Address [Text]	janushenderson.com/allfunds
Performance Availability Phone [Text]	1-800-525-3713
Class D
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class D Shares’ year-to-date return as of the calendar quarter ended
Bar Chart, Year to Date Return	3.44%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.69%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.31%)
Lowest Quarterly Return, Date	Jun. 30, 2022